USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED OCTOBER 8, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2019

Global Equity Income Fund Shares (UGEIX)

Global Equity Income Fund Institutional Shares (UIGEX)

Target Managed Allocation Fund (UTMAX)

This Supplement updates certain information contained in the above-referenced Statement of Information ("SAI").

Under the "Portfolio Holdings Disclosure" section, the fifth paragraph found on page 57 hereby is deleted and replaced with the following:

Each Fund intends to post its annual and semiannual reports and quarterly schedules of portfolio holdings on usaa.com (which typically occurs approximately 60 days after the end of each fiscal quarter). Each Fund intends to post its quarterly portfolio holdings on usaa.com (which typically occurs approximately 15 calendar days after each calendar quarter). In addition, each Fund intends to post its top 10 holdings on usaa.com 10 days following the end of each month. Effective April 30, 2019, each Fund ceased disclosing its holdings on Form N-Q. Monthly portfolio disclosures are now filed with the SEC on Form N-PORT. Information reported on Form N-PORT for the third month of each Fund's fiscal quarter will be made publicly available 60 days after the end of the Fund's fiscal quarter.

GEI-SAI-SUP1-1019

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED OCTOBER 8, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2019

California Bond Fund Shares (USCBX)	California Bond Fund Adviser Shares (UXABX)

This Supplement updates certain information contained in the above-referenced Statement of Information ("SAI").

Under the "Portfolio Holdings Disclosure" section, the first paragraph found on page 50 hereby is deleted and replaced with the following:

The Fund intends to post its annual and semiannual reports and quarterly schedules of portfolio holdings on usaa.com (which typically occurs approximately 60 days after the end of each fiscal quarter). The Fund intends to post its quarterly portfolio holdings on usaa.com (which typically occurs approximately 15 calendar days after each calendar quarter). In addition, the Fund intends to post its top 10 holdings on usaa.com 10 days following the end of each month. Effective April 30, 2019, the Fund ceased disclosing its holdings on Form N-Q. Monthly portfolio disclosures are now filed with the SEC on Form N-PORT. Information reported on Form N-PORT for the third month of the Fund's fiscal quarter will be made publicly available 60 days after the end of the Fund's fiscal quarter.

CBF-SAI-SUP1-1019

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED OCTOBER 8, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2019

New York Bond Fund Shares (USNYX)	New York Bond Fund Adviser Shares (UNYBX)

This Supplement updates certain information contained in the above-referenced Statement of Information ("SAI").

Under the "Portfolio Holdings Disclosure" section, the third full paragraph found on page 54 hereby is deleted and replaced with the following:

The Fund intends to post its annual and semiannual reports and quarterly schedules of portfolio holdings on usaa.com (which typically occurs approximately 60 days after the end of each fiscal quarter). The Fund intends to post its quarterly portfolio holdings on usaa.com (which typically occurs approximately 15 calendar days after each calendar quarter). In addition, the Fund intends to post its top 10 holdings on usaa.com 10 days following the end of each month. Effective April 30, 2019, the Fund ceased disclosing its holdings on Form N-Q. Monthly portfolio disclosures are now filed with the SEC on Form N-PORT. Information reported on Form N-PORT for the third month of the Fund's fiscal quarter will be made publicly available 60 days after the end of the Fund's fiscal quarter.

NBF-SAI-SUP1-1019

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED OCTOBER 8, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2019

Virginia Bond Fund Shares (USVAX)	Virginia Bond Fund Adviser Shares (UVABX)

This Supplement updates certain information contained in the above-referenced Statement of Information ("SAI").

Under the "Portfolio Holdings Disclosure" section, the third full paragraph found on page 44 hereby is deleted and replaced with the following:

The Fund intends to post its annual and semiannual reports and quarterly schedules of portfolio holdings on usaa.com (which typically occurs approximately 60 days after the end of each fiscal quarter). The Fund intends to post its quarterly portfolio holdings on usaa.com (which typically occurs approximately 15 calendar days after each calendar quarter). In addition, the Fund intends to post its top 10 holdings on usaa.com 10 days following the end of each month. Effective April 30, 2019, the Fund ceased disclosing its holdings on Form N-Q. Monthly portfolio disclosures are now filed with the SEC on Form N-PORT. Information reported on Form N-PORT for the third month of the Fund's fiscal quarter will be made publicly available 60 days after the end of the Fund's fiscal quarter.

VBF-SAI-SUP1-1019

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED OCTOBER 8, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2019

Tax Exempt Long-Term Fund Shares (USTEX)	Tax Exempt Short-Term Fund Shares (USSTX)
Tax Exempt Long-Term Fund Adviser Shares (UTELX)	Tax Exempt Short-Term Fund Adviser Shares (UTESX)
Tax Exempt Intermediate-Term Fund Shares (USATX)	Tax Exempt Money Market Fund Shares (USEXX)
Tax Exempt Intermediate-Term Fund Adviser Shares (UTEIX)

This Supplement updates certain information contained in the above-referenced Statement of Information ("SAI").

Under the "Portfolio Holdings Disclosure" section, the last paragraph found on page 46 and the first paragraph on page 47 hereby are deleted and replaced with the following:

Each Fund intends to post its annual and semiannual reports and quarterly schedules of portfolio holdings on usaa.com (which typically occurs approximately 60 days after the end of each fiscal quarter). Each Fund intends to post its quarterly portfolio holdings on usaa.com (which typically occurs approximately 15 calendar days after each calendar quarter and five days in the case of money market funds). The Tax Exempt Money Market Fund will post information relating to its portfolio holdings on usaa.com five business days after the end of each month and will keep such information on the website for six months thereafter. In addition, each Fund intends to post its top 10 holdings on usaa.com 10 days following the end of each month. Effective April 30, 2019, the Funds ceased disclosing their holdings on Form N-Q. Monthly portfolio disclosures are now filed with the SEC on Form N-PORT. Information reported on Form N-PORT for the third month of each Fund's fiscal quarter will be made publicly available 60 days after the end of the Fund's fiscal quarter.

TEF-SAI-SUP1-1019

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED OCTOBER 8, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED DATED DECEMBER 1, 2018

AS SUPPLEMENTED

JULY 1, 2019 AND AUGUST 26, 2019

This Supplement updates certain information contained in the above-referenced Statement of Information ("SAI").

Under the "Portfolio Holdings Disclosure" section, the fourth and fifth full paragraphs found on page 85 hereby are deleted and replaced with the following:

Aggressive Growth Fund Shares (USAUX)	Science & Technology Fund Adviser Shares (USTCX)
Aggressive Growth Fund Institutional Shares (UIAGX)	Money Market Fund (USAXX)
Growth Fund Shares (USAAX)	Intermediate-Term Bond Fund Shares (USIBX)
Growth Fund Institutional Shares (UIGRX)	Intermediate-Term Bond Fund Institutional Shares (UIITX)
Growth & Income Fund Shares (USGRX)	Intermediate-Term Bond Fund Adviser Shares (UITBX)
Growth & Income Fund Institutional Shares (UIGIX)	Intermediate-Term Bond Fund R6 Shares (URIBX)
Growth & Income Fund Adviser Shares (USGIX)	High Income Fund Shares (USHYX)
Income Stock Fund Shares (USISX)	High Income Fund Institutional Shares (UIHIX)
Income Stock Fund Institutional Shares (UIISX)	High Income Fund Adviser Shares (UHYOX)
Income Stock Fund R6 Shares (URISX)	High Income Fund R6 Shares (URHIX)
Income Fund Shares (USAIX)	Small Cap Stock Fund Shares (USCAX)
Income Fund Institutional Shares (UIINX)	Small Cap Stock Fund Institutional Shares (UISCX)
Income Fund Adviser Shares (UINCX)	Capital Growth Fund Shares (USCGX)
Income Fund R6 Shares (URIFX)	Capital Growth Fund Institutional Shares (UICGX)
Short-Term Bond Fund Shares (USSBX)	Value Fund Shares (UVALX)
Short-Term Bond Fund Institutional Shares (UISBX)	Value Fund Institutional Shares (UIVAX)
Short-Term Bond Fund Adviser Shares (UASBX)	Value Fund Adviser Shares (UAVAX)
Short-Term Bond Fund R6 Shares (URSBX)
Science & Technology Fund Shares (USSCX)

Each Fund intends to post its annual and semiannual reports and quarterly schedules of portfolio holdings on usaa.com (which typically occurs approximately 60 days after the end of each fiscal quarter). Each Fund intends to post its quarterly portfolio holdings on usaa.com (which typically occurs approximately 15 calendar days after each calendar quarter and five days in the case of money market funds). The Money Market Fund will post information relating to its portfolio holdings on usaa.com five business days after the end of each month and will keep such information on the website for six months thereafter. In addition, each Fund intends to post its top 10 holdings on usaa.com 10 days following the end of each month. Effective April 30, 2019, the Funds ceased disclosing their holdings on Form N-Q. Monthly portfolio disclosures are now filed with the SEC on Form N-PORT. Information reported on Form N-PORT for the third month of each Fund's fiscal quarter will be made publicly available 60 days after the end of the Fund's fiscal quarter.

12/1-SAI-SUP2-1019

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED OCTOBER 8, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2019

AS SUPPLEMENTED JULY 1, 2019

USAA TARGET RETIREMENT INCOME FUND (URINX) USAA TARGET RETIREMENT 2020 FUND (URTNX) USAA TARGET RETIREMENT 2030 FUND (URTRX)

USAA TARGET RETIREMENT 2040 FUND (URFRX) USAA TARGET RETIREMENT 2050 FUND (URFFX) USAA TARGET RETIREMENT 2060 FUND (URSIX)

This Supplement updates certain information contained in the above-referenced Statement of Information ("SAI").

Under the "Portfolio Holdings Disclosure" section, the last paragraph found on page 49 hereby is deleted and replaced with the following:

Each Fund intends to post its annual and semiannual reports and quarterly schedules of portfolio holdings on usaa.com (which typically occurs approximately 60 days after the end of each fiscal quarter). Each Fund intends to post its quarterly portfolio holdings on usaa.com (which typically occurs approximately 15 calendar days after each calendar quarter and five days in the case of money market funds). Effective April 30, 2019, the Funds ceased disclosing their holdings on Form N-Q. Monthly portfolio disclosures are now filed with the SEC on Form N-PORT. Information reported on Form N-PORT for the third month of each Fund's fiscal quarter will be made publicly available 60 days after the end of the Fund's fiscal quarter.

TRF-SAI-SUP1-1019

USAA MUTUAL FUNDS TRUST

SUPPLEMENT DATED OCTOBER 8, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 1, 2019

500	Index Fund – Member Shares (USSPX)	Ultra Short-Term Bond Fund Shares (UUSTX)
500	Index Fund – Reward Shares (USPRS)	Ultra Short-Term Bond Fund Institutional Shares (UUSIX)
Nasdaq-100	Index Fund Shares (USNQX)	Ultra Short-Term Bond Fund R6 Shares (URUSX)
Nasdaq-100	Index Fund R6 Shares (URNQX)	Global Managed Volatility Fund Shares (UGMVX)
Extended Market Index Fund Shares (USMIX)		Global Managed Volatility Fund Institutional Shares (UGOFX)

This Supplement updates certain information contained in the above-referenced Statement of Information ("SAI").

Under the "Portfolio Holdings Disclosure" section, the first full paragraph found on page 74 hereby is deleted and replaced with the following:

Each Fund intends to post its annual and semiannual reports and quarterly schedules of portfolio holdings on usaa.com (which typically occurs approximately 60 days after the end of each fiscal quarter). Each Fund intends to post its quarterly portfolio holdings on usaa.com (which typically occurs approximately 15 calendar days after each calendar quarter). In addition, each Fund intends to post its top 10 holdings on usaa.com 10 days following the end of each month. Effective April 30, 2019, the Funds ceased disclosing their holdings on Form N-Q. Monthly portfolio disclosures are now filed with the SEC on Form N-PORT. Information reported on Form N-PORT for the third month of each Fund's fiscal quarter will be made publicly available 60 days after the end of the Fund's fiscal quarter.

INDEX-SAI-SUP1-1019